SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) item segment	Dec. 31, 2023 USD ($) item segment	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 28, 2022	Dec. 31, 2020 CNY (¥)
Accounting Policies
Net current liabilities	¥ 730,466					$ 102,884
Cash and cash equivalents, restricted cash and short term investments	¥ 2,489,481		¥ 3,533,726		¥ 4,456,621	$ 350,637	$ 497,715		¥ 3,424,674
Closing foreign exchange rate of CNY per US$1.00	7.0999					7.0999
Proceeds from loans due to related parties	¥ 900,000	$ 126,763	300,000		1,192,455
Unrealized losses (downward adjustments) recognized	0	0	0		0
Equity securities without readily determinable fair value, upward price adjustment	0	0	22,452		82,492
Equity securities without readily determinable fair value cumulative loss	13,582		14,940		0	$ 1,913
Impairment of long lived assets	653,670	92,067	0
Advertising expenses	9,114	1,284	9,512		24,070
Employee benefit expenses	¥ 389,146	$ 54,810	431,929		310,126
Percentage of equity interests investment	49.00%	49.00%
Cash Consideration Paid	¥ 12,070	$ 1,700	63,356		¥ 52,493
Fair value of equity interests	30,273		44,808			4,264
Unrealized losses for the equity investments	12,469	$ 1,756		$ 22,683
Accumulated deficit	¥ (12,315,041)		(10,131,636)			$ (1,734,539)
Percentage of ownership interest in equity investments without readily determinable fair value								15.63%
Number of reporting units | item	2	2
Intangible assets with indefinite lives | ¥	¥ 0		¥ 0
Number of operating segments | segment	1	1
VIEs and VIEs' subsidiaries
Accounting Policies
Capital contribution provided	¥ 1,347,145	$ 189,741
Loan amount provided	1,415,327	199,345
Proceeds from loans due to related parties	2,000	282
Initial payment for certain fixed assets purchased	370,511	52,185
Proceeds for services provided	32,308	4,550
Payments for services received	¥ 11,508	$ 1,621